Document and Entity Information	Apr. 26, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 26, 2022
Entity Registrant Name	NGM Biopharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38853
Entity Tax Identification Number	26-1679911
Entity Address, Address Line One	333 Oyster Point Boulevard
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	243-5555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NGM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On March 10, 2022, NGM Biopharmaceuticals, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) disclosing that, on March 10, 2022, the Company received notice from Fidelity Investments Institutional Services Company (“Fidelity”) advising of an upcoming blackout period (the “Blackout Period”) with respect to the NGM Biopharmaceuticals Matching Plan and the NGM Biopharmaceuticals 401(k) Plan (respectively, the “Matching Plan” and the “401(k) Plan”), each of which include funds that are invested in the Company’s common stock, due to the merger of the Matching Plan into the 401(k) Plan. The Company also disclosed in the Original Form 8-K that the Blackout Period was expected to end on May 13, 2022.This Amendment No. 1 to the Original Form 8-K (“Amendment”) is being filed solely to disclose that, on April 26, 2022, the Company received notice from Fidelity that the Blackout Period ended earlier than expected.Other than providing the update in Item 5.04 below, no updates have been made to the Original Form 8-K. Accordingly, this Amendment should be read in conjunction with the Original Form 8-K.
Entity Central Index Key	0001426332